Income Taxes (Details) - Schedule of deferred income taxes unused tax credits and unused tax losses - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-capital losses available for future periods - US [Member[
Schedule of deferred income taxes unused tax credits and unused tax losses [Abstract]
Temporary Differences	$ 41,188,000	$ 29,390,000
Expiry Date Range	2036 to indefinite	2036 to indefinite
Non-capital losses available for future periods - Canada [Member]
Schedule of deferred income taxes unused tax credits and unused tax losses [Abstract]
Temporary Differences	$ 21,739,000	$ 20,664,000
Expiry Date Range	2026 to 2042	2026 to 2041
Allowable capital losses [Member]
Schedule of deferred income taxes unused tax credits and unused tax losses [Abstract]
Temporary Differences	$ 13,178,000	$ 14,077,000
Expiry Date Range	No expiry date	No expiry date
Property and equipment [Member]
Schedule of deferred income taxes unused tax credits and unused tax losses [Abstract]
Temporary Differences	$ 270,000	$ 128,000
Expiry Date Range	No expiry date	No expiry date
Intangible asset [Member]
Schedule of deferred income taxes unused tax credits and unused tax losses [Abstract]
Temporary Differences	$ 2,962,000	$ 853,000
Expiry Date Range	No expiry date	No expiry date
Exploration and evaluation assets [Member]
Schedule of deferred income taxes unused tax credits and unused tax losses [Abstract]
Temporary Differences	$ 5,446,000	$ 5,446,000
Expiry Date Range	No expiry date	No expiry date
Share issuance costs [Member]
Schedule of deferred income taxes unused tax credits and unused tax losses [Abstract]
Temporary Differences	$ 2,922,000	$ 2,724,000
Expiry Date Range	No expiry date	No expiry date